Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees (USD $)	Jun. 30, 2014	Dec. 31, 2013
Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Benefit Payble Number of Shares under Plan (in Shares)	110,000	36,850
Benefit Payble Maximum Benefit		$ 473,513
Non-Cash Dividends [Member] | Former Chief Executive Officer [Member]
Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Benefit Payble Maximum Benefit	43,142	43,142
Non-Cash Dividends [Member] | Other Employees [Member]
Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Benefit Payble Maximum Benefit		17,490
Non-Cash Dividends [Member] | Former Director [Member]
Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Benefit Payble Maximum Benefit	17,490	17,490
Non-Cash Dividends [Member]
Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Benefit Payble Maximum Benefit	233,200	78,122
Former Chief Executive Officer [Member]
Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Benefit Payble Number of Shares under Plan (in Shares)	20,350	20,350
Benefit Payble Maximum Benefit		259,870
Other Employees [Member]
Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Benefit Payble Number of Shares under Plan (in Shares)		8,250
Benefit Payble Maximum Benefit		107,915
Former Director [Member]
Note 10 - Incentive Compensation Plan (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Benefit Payble Number of Shares under Plan (in Shares)	8,250	8,250
Benefit Payble Maximum Benefit		$ 105,728